UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net income/(loss)	$ (4,596)	$ 712
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	646	510
Bad debt expense	883
Deferred income taxes	(3,571)	(3)
Stock based compensation	4,804	1,658
Changes in assets and liabilities:
Accounts receivable	(2,967)	3,308
Unbilled receivables	1,048	(1,249)
Prepaid income taxes	(43)	(106)
Prepaid expenses and other current assets	(562)	12
Accounts payable	1,499	103
Accrued liabilities	(435)	299
Accrued compensation and benefits	257	1,776
Accrued income taxes	238	(114)
Other current liabilities	(87)	38
Net cash provided by/(used in) operating activities	(2,886)	6,944
Cash flows from investing activities
Purchase of property and equipment	(692)	(226)
Net cash used in investing activities	(692)	(226)
Cash flows from financing activities
Cash received from ChaSerg	208,997
GDI shares redeemed for cash (net of cash received from exercise of accelerated options)	(123,865)
Equity issuance costs	(2,264)
Payments of dividends		(2,000)
Net cash provided by/(used in) financing activities	82,868	(2,000)
Net increase in cash and cash equivalents	79,290	4,718
Cash and cash equivalents, beginning of period	42,189	17,862
Cash and cash equivalents, end of period	121,479	22,580
Cash paid for income taxes	370	460
Significant non-cash activities
Conversion of preferred stock to common stock	$ 9,187